Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 476,717	$ 413,532
Marketable securities	1,988	4,027
Trade and other receivables	119,058	128,943
Related party receivables	11,780	8,532
Inventories	132,153	136,997
Voyages in progress	96,926	100,225
Prepaid expenses and accrued income	24,565	14,457
Derivative instruments	1,963	1,997
Other current assets	22,686	17,303
Total current assets	887,836	826,013
Non-current assets
Vessels and equipment	5,086,678	5,246,697
Right-of-use assets	110	1,435
Goodwill	112,452	112,452
Derivative instruments	12,949	22,422
Investment in associated companies	9,481	11,788
Other non-current assets	22	0
Total assets	6,109,528	6,220,807
Current liabilities
Short-term debt and current portion of long-term debt	317,630	460,318
Current portion of obligations under leases	133	1,153
Related party payables	29,597	35,370
Trade and other payables	126,117	98,812
Total current liabilities	473,477	595,653
Non-current liabilities
Long-term debt	3,269,305	3,284,070
Obligations under leases	0	451
Other non-current payables	526	452
Total liabilities	3,743,308	3,880,626
Equity
Share capital	222,623	222,623
Additional paid in capital	604,687	604,687
Contributed surplus	1,004,094	1,004,094
Accumulated other reserves	1,588	1,782
Retained earnings	533,700	507,467
Total equity attributable to the shareholders of the Company	2,366,692	2,340,653
Non-controlling interest	(472)	(472)
Total equity	2,366,220	2,340,181
Total liabilities and equity	$ 6,109,528	$ 6,220,807